Capital commitments (Tables)	12 Months Ended
Dec. 31, 2019
Additional information [abstract]
Schedule of capital commitments
Capital expenditure contracted for at the end of the reporting period but not yet incurred is as follows:

	As at December 31, 2019	As at December 31, 2018
	€m	€m
Property, plant and equipment	11.5	6.8
Intangible assets	0.6	2.8
Total	12.1	9.6